Interest and Finance Costs	6 Months Ended
Jun. 30, 2021
Interest And Finance Costs
Interest and Finance Costs

12. Interest and Finance Costs:

The amounts in the unaudited interim condensed consolidated statements of income are analyzed as follows:

	Six months ended June 30,
	2021	2020
Interest expense (Note 6)	$9,531	$13,939
Amortization of deferred financing fees	1,162	1,287
Other	138	83
Total	$10,831	$15,309